Long-term investments - Narrative (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 08, 2024 USD ($)	Jun. 03, 2024 USD ($) entity	Apr. 18, 2024 USD ($)	Apr. 30, 2016	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Investments [Line Items]
Number of legal entities | entity		2
Initial capital contribution					$ 9,900	$ 0
Income (loss) from investments accounted for by the equity method (notes 8 and 22)					(5,402)	780
Loss on sale of investment (note 8)					(352)	0
Impairment of long-term investment (note 8)					0	413
Dividends received from investments accounted for by the equity method (note 8)					297	$ 0
Cespira Joint Venture
Schedule of Investments [Line Items]
Equity method investment, ownership percentage		55.00%
Capital contributions to investments accounted for by the equity method (note 8)		$ 27,328
Income (loss) from investments accounted for by the equity method (notes 8 and 22)					$ 6,715
Cespira Joint Venture | Volvo Group
Schedule of Investments [Line Items]
Equity method investment, ownership percentage		45.00%
Weichai Westport Inc. (b)
Schedule of Investments [Line Items]
Proceeds from sale of investment	$ 1,124
Loss on sale of investment (note 8)	$ 352
MWTL
Schedule of Investments [Line Items]
Equity method investment, ownership percentage					50.00%
Proceeds from sale of investment			$ 1,542
Percentage of stock sold			26.00%
Cartesian Capital Group | Weichai Westport Inc. (b)
Schedule of Investments [Line Items]
Percentage of ownership after transaction				18.78%
Subsidiaries | Westport HK | Weichai Westport Inc. (b)
Schedule of Investments [Line Items]
Percentage of ownership after transaction					23.33%
Parent Company | Westport HK | Weichai Westport Inc. (b)
Schedule of Investments [Line Items]
Percentage of ownership after transaction					4.55%